Acquisition (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Schedule of purchase price to assets acquired and liabilities
Restricted cash	$15,380
Accounts receivable	90,825
Prepaid expenses and other current assets	195,580
Inventory	32,500
Property and equipment	116,884
Short-term bank loan	(80,829)
Trade payable	(486,407)
Employees and payroll accruals	(171,319)
Accrued expenses and other current liabilities	(502,251)
Intangible assets	4,330,311
Goodwill	3,187,417
Total purchase price	$6,728,091

Schedule of intangible assets
	Purchase price	Estimated useful life

Technology	$4,284,315	Ten (10) years
Backlog	45,996	One (1) year

Total amount allocated to intangible assets	$4,330,311